INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INTANGIBLE ASSETS, NET
2020	$ 329	¥ 2,292
2021	168	1,168
2022	47	330
2023	41	284
2024	14	97
2025 and thereafter	48	334
Intangible assets, net	$ 647	¥ 4,505	¥ 214,962	¥ 243,261